Business Acquisitions - November 2015 Drop Down (Details)		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Dec. 31, 2016 MW	Nov. 02, 2015 USD ($) MW
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	[1]			4,997
November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets			$ 30,000,000
Payments to Acquire Businesses, Gross		$ 207,000,000	209,000,000
Business Acquisition, Consideration Transferred, Working Capital		$ 2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			669,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets			177,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets			876,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			193,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Current and Non-Current Liabilities			32,000,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			282,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			225,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 369,000,000
Number of Facilities					12
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Taxable Income Allocation, Pre-Flip			99.00%
Taxable Income Allocation, Post-Flip			8.53%
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value			$ 159,000,000
Pre-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			75.00%
Post-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			68.60%
Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Percentage of Cash Available for Distributions			100.00%
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW	[1]			1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts | MW					814

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.